Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

The following table sets forth goodwill by cash-generating unit or group of cash-generating units to which it belongs and changes for the years ended December 31, 2019 and 2018:

		Opening		Foreign	Argentine	Closing			Argentine	Closing
		balance	Business	Currency	hyperinflationary	balance	Business	Foreign Currency	hyperinflationary	balance
		1/1/2018	combination	Translation	economy	12/31/2018	combination	Translation	economy	12/31/2019
Company	Cash Generating Unit	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Enel Distribución Río S.A. (formerly Ampla)	Enel Distribución Río S.A.	256,658	—	(37,278)	—	219,380	—	(8,013)	—	211,367
Compañía Distribuidora y Comercializadora de Energía S.A.	Compañía Distribuidora y Comercializadora de Energía S.A.	14,514	—	(1,171)	—	13,343	—	(152)	—	13,191
Enel Generación El Chocón S.A.	Enel Generación El Chocón S.A.	5,556	—	(17,227)	37,926	26,255	—	(9,741)	8,858	25,372
Enel Distribución Perú S.A.	Enel Distribución Perú	71,298	—	(2,951)	—	68,347	—	1,300	—	69,647
EGP Cachoeira Dourada S.A.	EGP Cachoeira Dourada S.A.	94,114	—	(13,673)	—	80,441	—	(2,938)	—	77,503
Enel Generación Perú S.A.	Enel Generación Perú	134,197	—	(5,554)	—	128,643	—	2,447	—	131,090
Emgesa S.A. E.S.P.	Emgesa S.A. E.S.P.	6,421	—	(519)	—	5,902	—	(67)	—	5,835
Enel Perú S.A.	Enel Distribución Perú	21	—	(1)	—	20	—	3	—	23
Enel Brasil S.A.	Enel Brasil S.A.	1,195	—	(174)	—	1,021	—	(37)	—	984
Enel Distribución Ceará S.A. (formerly Coelce)	Enel Distribución Ceará S.A.	129,201	—	(18,772)	—	110,429	—	(4,033)	—	106,396
Enel Distribucion Sao Paulo	Enel Distribucion Sao Paulo	—	563,858	(12,069)	—	551,789	—	(20,154)	—	531,635
Total		713,175	563,858	(109,389)	37,926	1,205,570	—	(41,385)	8,858	1,173,043